Subsequent Events	6 Months Ended
Jun. 30, 2018
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Subsequent Events

NOTE 24 - SUBSEQUENT EVENTS

In July 2018, Constellium completed the sale of the North Building assets of its Sierre plant in Switzerland to Novelis and contributed the Sierre site shared infrastructure to a joint-venture with Novelis, in exchange for cash consideration of €200 million. This transaction also resulted in the termination of the existing lease agreement for the North Building assets which had been leased and operated by Novelis since 2005. The carrying value of the sold assets was immaterial as of June 30, 2018.